Statements of Redeemable Convertible Preferred Stock and Stockholders' Deficit (USD $)	Total	Oneida Resources Corp	Series A Redeemable Convertible Preferred Stock	Series B Redeemable Convertible Preferred Stock	Series C Redeemable Convertible Preferred Stock	Common Stock	Common Stock Oneida Resources Corp	Additional Paid-in Capital	Additional Paid-in Capital Oneida Resources Corp	Accumulated Deficit	Accumulated Deficit Oneida Resources Corp
Balance at Dec. 31, 2010	$ (20,919,731)		$ 6,163,992	$ 8,005,827	$ 13,269,334	$ 11,202		$ 4,266,968		$ (25,197,901)
Balance (in shares) at Dec. 31, 2010			3,700,000	3,631,898	5,762,765	11,202,990
Share-based compensation	280,452							280,452
Accretion of issuance costs	(32,298)			11,466	20,832			(32,298)
Dividends on redeemable convertible preferred stock	(1,669,786)		296,000	458,612	915,174			(1,669,786)
Net Income (Loss)	11,092,429									11,092,429
Balance at Dec. 31, 2011	(11,248,934)		6,459,992	8,475,905	14,205,340	11,202		2,845,336		(14,105,472)
Balance (in shares) at Dec. 31, 2011			3,700,000	3,631,898	5,762,765	11,202,990
Exercise of stock options	31,081					68		31,013
Exercise of stock options (in shares)	66,540					66,540
Share-based compensation	295,106							295,106
Accretion of issuance costs	(20,832)				20,832			(20,832)
Dividends on redeemable convertible preferred stock	(1,672,223)		296,000	461,050	915,173			(1,672,223)
Net Income (Loss)	(16,590,827)									(16,590,827)
Balance at Dec. 31, 2012	(29,206,629)		6,755,992	8,936,955	15,141,345	11,270		1,478,400		(30,696,299)
Balance (in shares) at Dec. 31, 2012			3,700,000	3,631,898	5,762,765	11,269,530
Balance at Aug. 29, 2012
Common stock issuance		10,000					500		9,500
Common stock issuance (in Shares)							5,000,000
Net Income (Loss)		(32,100)									(32,100)
Balance at Mar. 31, 2013		(22,100)					500		9,500		(32,100)
Balance (in shares) at Mar. 31, 2013							5,000,000
Balance at Aug. 29, 2012
Net Income (Loss)		(42,983)
Balance at Jun. 30, 2013		(32,983)					500		9,500
Balance (in shares) at Jun. 30, 2013							5,000,000
Balance at Mar. 31, 2013		(22,100)									(32,100)
Net Income (Loss)		(10,883)									(10,883)
Balance at Jun. 30, 2013		$ (32,983)					$ 500		$ 9,500		$ (42,983)
Balance (in shares) at Jun. 30, 2013							5,000,000